Equity Incentive Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

NOTE 16 – EQUITY INCENTIVE PLAN

At the Company’s 2014 annual meeting, the shareholders adopted the Company’s 2014 Incentive Plan (“2014 Incentive Plan”). The 2014 Incentive Plan authorizes the Company to grant options, stock awards, stock units and other awards for up to 375,000 common shares of the Company. There were 358,017 shares available for grants under this plan at December 31, 2015.

Certain officers were granted an aggregate of 16,983 restricted shares on March 17, 2015. The 2015 restricted shares vest over a 3-year service period, with one third each vesting on January 2 of 2016, 2017 and 2018. The product of the number of restricted shares granted and the grant date market price of the Company’s common shares determines the fair value of restricted shares under the Company’s 2014 Incentive Plan. Management recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period for the entire award.

The Company classifies share-based compensation for employees with “Salaries, wages and benefits” in the consolidated statements of income. Additionally, generally accepted accounting principles require the Company to report: (1) the expense associated with the grants as an adjustment to operating cash flows, and (2) any benefits of realized tax deductions in excess of previously recognized tax benefits on compensation expense as a financing cash flow.

No options had been granted under the 2014 Incentive Plan as of December 31, 2015 and 2014.

During the year ended December 31, 2015, the Company recorded $106 of share-based compensation expense for restricted shares granted under the 2014 Incentive Plan. Expected future compensation expense relating to the 16,983 restricted shares at December 31, 2015, is $78 which will be recognized over the remaining vesting period of 2.00 years.

The following is a summary of the status of the Company’s restricted shares as of December 31, 2015, and changes therein during the twelve months ended:

December 31, 2015
Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Nonvested at beginning of period	—	$—
Granted	16,983	10.82
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2015	16,983	10.82